Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended					14 Months Ended	18 Months Ended	29 Months Ended
	Mar. 31, 2020	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021	Aug. 31, 2023	Feb. 01, 2025	Jul. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table includes the information required by Item 402(v) of Regulation S-K, including the “Compensation Actually Paid” to our Chief Executive Officer and the average “Compensation Actually Paid” to our other named executive officers for the years presented. “Compensation Actually Paid” is calculated using the methodology required by Item 402(v) of Regulation S-K by making certain adjustments to the “Summary Compensation Table Total” reported for our Chief Executive Officer and other named executive officers for the years presented, which are detailed in the footnotes to this table. For further information about the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with its performance, see “Compensation Discussion and Analysis.” In this section, we refer to operating income as "EBIT" and to operating expenses as "SG&A."

											Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO(3)	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO(4)	Compensation Actually Paid to PEO(5)	Average Summary Compensation Table Total for non-PEO named executive officers(6)	Average Compensation Actually Paid to non-PEO named executive officers(7)	Total Shareholder Return(8)	Peer Group Total Shareholder Return(9)	Net Income (Loss) ($ in millions)(10)	Gap Inc. EBIT ($ in millions)(11)
2024	—	—	—	—	—	—	$19,426,846	$45,433,358	$9,095,358	$20,468,965	$162.33	$184.45	$844	$1,112
2023	—	—	—	—	$8,045,310	$10,292,385	$14,365,008	$29,933,875	$7,854,103	$12,378,266	$130.10	$144.65	$502	$560
2022	—	—	$11,232,972	($46,162,022)	$8,544,703	$10,384,998	—	—	$4,948,961	($3,966,265)	$82.15	$129.27	($202)	($69)
2021	—	—	$18,260,915	$25,854,898	—	—	—	—	$7,402,383	$8,376,262	$104.44	$118.34	$256	$810
2020	$277,784	$288,911	$21,905,521	$43,026,557	—	—	—	—	$6,563,095	$11,370,149	$116.31	$106.91	($665)	($862)
(1)    Robert Fisher served as Interim CEO from November 2019 to March 2020.
(2)    Sonia Syngal served as CEO from March 2020 to July 2022.
(3)    Bob L. Martin served as Interim CEO from July 2022 to August 2023.
(4)    Richard Dickson has served as CEO since August 2023.
(5)    The following tables illustrate the adjustments to Mr. Dickson's fiscal 2024 Summary Compensation Table totals in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Richard Dickson
2024
Summary Compensation Table Total	$19,426,846
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($12,281,658)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$12,041,040
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$24,548,673
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,698,457
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$45,433,358
(6)    The following table identifies our named executive officers other than the individuals who served as our CEO for the years presented.

Non-CEO Named Executive Officers
2020	2021	2022	2023	2024
Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.	Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.	Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.	Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.	Katrina O’Connell Executive Vice President and Chief Financial Officer, Gap Inc.
Mark Breitbard President and Chief Executive Officer, Gap Brand	Mark Breitbard President and Chief Executive Officer, Gap Brand	Horacio Barbeito President and Chief Executive Officer, Old Navy	Horacio Barbeito President and Chief Executive Officer, Old Navy	Horacio Barbeito President and Chief Executive Officer, Old Navy
Nancy Green President and Chief Executive Officer, Old Navy	Nancy Green President and Chief Executive Officer, Old Navy	Mark Breitbard President and Chief Executive Officer, Gap Brand	Chris Blakeslee President and Chief Executive Officer, Athleta	Mark Breitbard President and Chief Executive Officer, Gap Brand
Julie Gruber Executive Vice President, Chief Legal, Compliance and Sustainability Officer, Gap Inc.	Mary Beth Laughton President and Chief Executive Officer, Athleta	Sandra Stangl President and Chief Executive Officer, Banana Republic	Mark Breitbard President and Chief Executive Officer, Gap Brand	Chris Blakeslee President and Chief Executive Officer, Athleta
(7)    The following table illustrates the adjustments to the fiscal 2024 average Summary Compensation Table total for our named executive officers other than the individuals who served as our CEO in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Non-CEO Named Executive Officers
2024
Summary Compensation Table Total	$9,095,358
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,816,823)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,725,698
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$10,668,732
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$796,001
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$20,468,965
(8)    Represents the TSR for our common stock assuming an investment of $100 on February 1, 2020 through February 1, 2025. Assumes reinvestment of any dividends paid.
(9)    Represents the TSR for the Dow Jones U.S. Apparel Retailers Index assuming an investment of $100 on February 1, 2020 through February 1, 2025. Assumes reinvestment of any dividends paid.
(10)    Represents our net income (loss) as reported in our Annual Reports on Form 10-K for the years presented.
(11)    Represents our EBIT for the years presented.

Company Selected Measure Name		EBIT
Named Executive Officers, Footnote
(1)    Robert Fisher served as Interim CEO from November 2019 to March 2020.
(2)    Sonia Syngal served as CEO from March 2020 to July 2022.
(3)    Bob L. Martin served as Interim CEO from July 2022 to August 2023.
(4)    Richard Dickson has served as CEO since August 2023.

Peer Group Issuers, Footnote		for the Dow Jones U.S. Apparel Retailers Index assuming an investment of $100 on February 1, 2020 through February 1, 2025. Assumes reinvestment of any dividends paid.
Adjustment To PEO Compensation, Footnote
(5)    The following tables illustrate the adjustments to Mr. Dickson's fiscal 2024 Summary Compensation Table totals in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Richard Dickson
2024
Summary Compensation Table Total	$19,426,846
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($12,281,658)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$12,041,040
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$24,548,673
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,698,457
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$45,433,358

Non-PEO NEO Average Total Compensation Amount		$ 9,095,358	$ 7,854,103	$ 4,948,961	$ 7,402,383	$ 6,563,095
Non-PEO NEO Average Compensation Actually Paid Amount		$ 20,468,965	12,378,266	(3,966,265)	8,376,262	11,370,149
Adjustment to Non-PEO NEO Compensation Footnote
(7)    The following table illustrates the adjustments to the fiscal 2024 average Summary Compensation Table total for our named executive officers other than the individuals who served as our CEO in accordance with the SEC’s methodology for calculating Compensation Actually Paid. No adjustments were made for pension benefits as none of our named executive officers participated in a defined benefit or actuarial pension plan for the years presented. The value of any dividends or other earnings paid on any equity awards is reflected in the fair value and total compensation. We do not pay dividends on unearned or unvested equity awards.

Non-CEO Named Executive Officers
2024
Summary Compensation Table Total	$9,095,358
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($4,816,823)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,725,698
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$10,668,732
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$796,001
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$20,468,965

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates a comparison of the Compensation Actually Paid amounts for the individuals who served as our CEO and other named executive officers versus our TSR for the years presented.

Compensation Actually Paid vs. Net Income
The following chart illustrates a comparison of the Compensation Actually Paid amounts for the individuals who served as our CEO and other named executive officers versus our net income (loss) for the years presented.

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates a comparison of the Compensation Actually Paid amounts for the individuals who served as our CEO and other named executive officers versus our EBIT for the years presented. We believe that EBIT is the most important measure that we use to determine executive compensation because our executives’ PRSUs, which generally comprise the largest single element of their compensation, are largely determined based on achievement of a three-year cumulative EBIT goal. For more information on our executives’ long-term incentives, see “Compensation Discussion and Analysis–Long-Term Incentives.”

Total Shareholder Return Vs Peer Group		The following chart illustrates a comparison of our five-year cumulative TSR versus the five-year cumulative TSR of our peer index for the years presented.
Tabular List, Table
The items listed below represent the four most important performance measures we used to determine Compensation Actually Paid for fiscal 2024 as further described in “Compensation Discussion and Analysis–Elements of Compensation–Long-Term Incentives” and “Compensation Discussion and Analysis–Elements of Compensation–Annual Cash Incentive Bonus.”

Most Important Performance Measures in Fiscal 2024
Gap Inc. Earnings Before Income and Taxes (EBIT)
Relative Total Shareholder Return (S&P Retail Select Index)
Individualized Weighted Brand Average EBIT
Gap Inc. SG&A % of Net Sales

Total Shareholder Return Amount		$ 162.33	130.10	82.15	104.44	116.31
Peer Group Total Shareholder Return Amount		184.45	144.65	129.27	118.34	106.91
Net Income (Loss)		$ 844,000,000	$ 502,000,000	$ (202,000,000)	$ 256,000,000	$ (665,000,000)
Company Selected Measure Amount		1,112,000,000	560,000,000	(69,000,000)	810,000,000	(862,000,000)
PEO Name	Robert Fisher						Bob L. Martin	Richard Dickson	Sonia Syngal
Measure:: 1
Pay vs Performance Disclosure
Name		Gap Inc. Earnings Before Income and Taxes (EBIT)
Non-GAAP Measure Description		.
Measure:: 2
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return (S&P Retail Select Index)
Measure:: 3
Pay vs Performance Disclosure
Name		Individualized Weighted Brand Average EBIT
Measure:: 4
Pay vs Performance Disclosure
Name		Gap Inc. SG&A % of Net Sales
Robert Fisher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0	$ 0	$ 0	$ 277,784
PEO Actually Paid Compensation Amount		0	0	0	0	288,911
Sonia Syngal [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	0	11,232,972	18,260,915	21,905,521
PEO Actually Paid Compensation Amount		0	0	(46,162,022)	25,854,898	43,026,557
Bob L Martin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		0	8,045,310	8,544,703	0	0
PEO Actually Paid Compensation Amount		0	10,292,385	10,384,998	0	0
Richard Dickson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		19,426,846	14,365,008	0	0	0
PEO Actually Paid Compensation Amount		45,433,358	$ 29,933,875	$ 0	$ 0	$ 0
PEO | Richard Dickson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Richard Dickson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,281,658)
PEO | Richard Dickson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,041,040
PEO | Richard Dickson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,548,673
PEO | Richard Dickson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Richard Dickson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,698,457
PEO | Richard Dickson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Richard Dickson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,816,823)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,725,698
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,668,732
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		796,001
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0